Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and Diluted Loss Per Share
Schedule of Basic and Diluted Loss Per Share
	2022	2021
Loss attributable to shareholders	$24,442	$31,542
Weighted average number of shares outstanding (000s)	529,779	521,459